OTHER INCOME	12 Months Ended
Dec. 31, 2025
OTHER INCOME
OTHER INCOME
5.   OTHER INCOME

During the year ended December 31, 2025 the Company recognized other income of $2,848,175 (2024: 50,000), primarily relating to the reversal of a historic NOK 15 million provision associated with the Hammerfest Port dispute (Note 10). As part of the settlement outcome, the Company agreed to settle a NOK 5 million balance with Hammerfest Port, payable on January 1, 2028 and recorded a receivable from the previous owner for the reimbursement of this amount (Note 8), in accordance with the REAS share purchase agreement.